January 2, 2008

Supplement to the

Quant Funds Ordinary and Institutional Shares Prospectus

Dated July 30, 2007

On November 27, 2007, the Board of Trustees of the Quant Long/Short Fund (the "Fund"), a series of the Quantitative Group of Funds (the "Trust"), approved the replacement of SSgA Funds Management, Inc. ("SSgA FM") as investment subadviser of the Fund. The Board of Trustees, including all of the Trustees who are not "interested persons" of the Trust, approved the appointment of Analytic Investors, LLC ("Analytic") as the investment subadviser to the Fund, and approved a new subadvisory contract between the Manager, Quantitative Investment Advisors, Inc. ("Quantitative Advisors") and Analytic effective January 2, 2008. The previous subadvisory contract between Quantitative Advisors and SSgA FM, on behalf of the Fund, was terminated as of January 2, 2008. The appointment of Analytic will not require shareholder approval. This procedure for adding or replacing investment subadvisers is authorized by an exemptive order received by the Trust from the U.S. Securities and Exchange Commission ("SEC").

As a result, effective January 2, 2008, all references in the Prospectus to SSgA FM as investment subadviser to the Fund are hereby deleted and replaced with Analytic. This change will result in no increase in the advisory fees paid by the Fund.

In conjunction with the subadviser change, the Ordinary and Institutional Shares Prospectus for the Quant Funds is revised as follows:

-

Under the subsection entitled "Performance" under the section "Quant Long/Short Fund - Annual Return Ordinary Class" on page 12 the first footnote is revised to include the statement "On January 2, 2008, Analytic began serving as Advisor to the Long/Short Fund. Prior to January 2, 2008, SSgA Funds Management, Inc. served as Advisor to the Long/Short Fund."

-	Under the subsection "Management of the Funds" the section "The Advisors and Portfolio Management - Quant Long/Short Fund" on page 19 is deleted in its entirety and replaced with the following:

Advisor. Analytic Investors, LLC ("Analytic"), 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071, serves as the investment subadviser to the Long/Short Fund. Analytic is a subsidiary of Old Mutual plc. Analytic had approximately $11.7 billion of assets under management as of September 30, 2007. Prior to January 2, 2008, the Fund's investment subadviser was SSgA Funds Management, Inc.

Portfolio Management. The Long/Short Fund is managed by the US Equity Team at Analytic. The portfolio managers identified below are primarily responsible for the day-to-day management of the Long/Short Fund.

Portfolio Manager	Portfolio Manager experience in this Fund	Primary Title(s) with Advisor, primary role and investment experience
Harindra de Silva, Ph.D., CFA	Portfolio Manager since January 2008	President/Portfolio Manager since 1998 Investment professional since 1986
Dennis Bein, CFA	Portfolio Manager since January 2008	Chief Investment Officer/Portfolio Manager since 2004; Portfolio Manager from 1995 to 2004 Investment professional since 1990
Steve Sapra, CFA	Portfolio Manager since January 2008	Portfolio Manager since 1999 Investment professional since

In addition to the revisions to the Prospectus resulting from the subadviser change, the following information supplements or replaces the corresponding section of the Prospectus. Please refer to the Prospectus for the main text of the supplemented section.

The subsection "Non-Principal Investment Policies and Related Risks" is supplemented as follows:

Quant Emerging Markets Fund may invest up to 10% of its total net assets in other investment companies including exchange traded funds ("ETFs") to the extent that such investments are consistent with the Emerging Markets Fund's investment objective and policies and permissible under the 1940 Act. The Emerging Markets Fund will indirectly bear its proportionate share of any management fees paid by such other investment companies in which it invests in addition to the investment advisory fee paid by the Fund. Shareholders of the Emerging Markets Fund would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

On December 14, 2007, Polaris Capital Management, Inc., the subadviser to the Quant Foreign Value Fund, changed its corporate form from a Massachusetts corporation to a Massachusetts limited liability company, named Polaris Capital Management, LLC ("Restructuring"). All references in the Prospectus to Polaris Capital Management, Inc. should be replaced with references to Polaris Capital Management, LLC ("Polaris"). Polaris has informed the Fund that it believes that the Restructuring will not result in an "assignment" of the subadvisory agreement. Polaris has also informed the Fund there will be no changes in portfolio management as a result of the Restructuring.

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©2007 U.S. Boston Capital Corporation

Distributor of the Quant Funds, member FINRA, SIPC

January 2, 2008

Supplement to the

Quant Funds Class A Shares, Ordinary and Institutional Shares

Statement of Additional Information

Dated July 30, 2007

This supplement modifies certain information in the above referenced Statement of Additional Information (“SAI”). Unless otherwise indicated, all other information included in the SAI remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the SAI. The following replaces the corresponding sections of the SAI. Please refer to the SAI for the main text of the supplemented sections.

A.	INVESTMENT RESTRICTIONS OF THE FUNDS

The following replaces the LONG/SHORT FUND section (6) under INVESTMENT RESTRICTIONS OF THE FUNDS found on page 9 of the SAI:

(6)	concentrate its investments in securities of companies in any particular industry; or

In the opinion of the SEC, investments are concentrated in a particular industry if such investments aggregate more than 25% of the fund’s total assets. When identifying industries for purposes of its concentration policy, the Fund will rely upon available industry classifications. The Fund relies on the MSCI Global Industry Classification Standard (GICS) classifications. The Fund’s policy does not apply to investments in U.S. government securities.

B.	MANAGEMENT OF THE FUNDS

The following replaces the INTERESTED TRUSTEES AND OFFICERS section under MANAGEMENT OF THE FUNDS found on page 12 of the SAI:

INTERESTED TRUSTEES (4) AND OFFICERS

Name, Address and (Age) (1)	Position with Fund; Length of Time Served; and Term of Office (2)	Principal Occupation(s) During Past Five Years (3)	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director
Leon Okurowski (65)	Vice President, Treasurer (1985 to present)	Director and Vice President, U.S. Boston Capital Corporation; Treasurer, Quantitative Investment Advisors, Inc.; Trustee, Quant Funds (4/17/1985 – 9/30/2004)	4

AB&T; Everest USB Canadian Storage, Inc.; Quantitative Investment Advisors, Inc.; Sugarbush Solutions, Inc.; U.S. Boston Corporation; U.S. Boston Asset Management Corporation; MedCool, Inc., USB Corporation; USB Everest Management, LLC; USB Everest Storage LLC; USB Greenville - 86, Inc.; USB-85 Restaurant Associates, Inc.; USB Atlantic Associates, Inc.; U.S. Boston Insurance Agency, Inc.; U.S. Boston Capital Corporation

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©2007 U.S. Boston Capital Corporation

Distributor of the Quant Funds, member FINRA, SIPC

Willard L. Umphrey (66)	Trustee, President, Chairman (1985 to present)	Director, U.S. Boston Capital Corporation; President, Quantitative Investment Advisors, Inc.	4

AB&T U.S. Boston Corporation; U.S. Boston Asset Management Corporation; Quantitative Investment Advisors, Inc.; Pear Tree Partners Management LLC; Pear Tree Royalty Company, Inc.(through 6/2005); Sugarbush Solutions, Inc.; USB Corporation; USB Greenville - 86, Inc.; USB-85 Restaurant Associates, Inc.; USB Atlantic Associates, Inc.; U.S. Boston Insurance Agency, Inc.; U.S. Boston Capital Corporation; ZaBeCor Pharmaceutical Company, LLC

Deborah A. Kessinger (44)	Assistant Clerk (April 2005 to present); Chief Compliance Officer (December 2005 to present)

Senior Counsel (since 9/04) and Chief Compliance Officer (since 12/05), U.S. Boston Capital Corporation; Senior Counsel (since 9/2004) and Chief Compliance Officer (since 10/2006), Quantitative Investment Advisors, Inc.; Chief Compliance Officer and General Counsel, Wainwright Investment Counsel, LLC (investment management firm) (2000-2004); Compliance Attorney, Forefield, Inc. (software provider) (2001-2004) and Compliance Consultant (2007 to present)

			N/A	None
Steven M. Warner (61)	Assistant Treasurer (October 2006 to Present)

Controller (since 6/06), USB Corporation; Controller (since 6/06), Quantitative Investment Advisors, Inc.; Consultant (2002-2006); Sr. Vice President of Finance (2000-2002), Corporate Vice President of Finance (1999-2002) Vice President of Finance (1992-2000) and Asst. Vice President of Financial Planning and Analysis (1987-1992), Pioneer Investment Management Shareholder Services, Inc. (transfer agent services)

			N/A	None

Notes:

1.	The mailing address of each of the officers and Trustees is 55 Old Bedford Road, Lincoln, Massachusetts 01773.

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©2007 U.S. Boston Capital Corporation

Distributor of the Quant Funds, member FINRA, SIPC

2.	Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

3.	The principal occupations of the officers and Trustees for the last five years have been with the employers shown above; although in some cases they have held different positions with such employers.

4.

Messrs. Umphrey and Okurowski are “interested persons” (as defined in the 1940 Act) of the Funds, the Manager or an Advisor. They have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with one or more of the following entities: the Trust, the Trust’s investment advisor, Quantitative Advisors, Inc. and the Funds’ distributor, U.S. Boston Capital Corporation (“Distributor”).

5.	Mr. Okurowski is also Vice President of the Funds’ Distributor, and Treasurer of the Trust’s investment advisor, Quantitative Advisors.

C.	ADVISORY CONTRACTS

The following replaces the first and fifth paragraphs under ADVISORY CONTRACTS found on page 20 of the SAI:

Information on the Board of Trustees’ approval of the existing Advisory Contracts was contained in the Funds’ semi-annual report dated September 30, 2007. Information about the Board of Trustees’ approval of the Long/Short Fund Advisory Contract and a detailed discussion of the Board of Trustees’ consideration of this agreement, approved in November 2007, will be contained in the Funds’ annual report to be dated March 31, 2008.

For services rendered, the Manager pays to the Advisor of a fund a fee based on a percentage of the average daily net asset value of the Fund. The fee for each fund is determined separately. The fees paid by the Manager to the Advisors of the Funds are as follows: Small Cap Fund - 0.50% of average daily total net assets; Long/Short Fund – 0.45% of the first $100 million and 0.40% of amounts in excess of $100 million of the average daily total net assets. Prior to January 2, 2008, the fee paid by the Manager to the former advisor of the Long/Short Fund was equal to 0.50% of the first $20 million and 0.35% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000; prior to November 1, 2006, Long/Short Fund was known as Quant Growth and Income Fund and fees paid to the Advisor of this Fund were 0.375% of the first $20 million and 0.300% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000; Foreign Value Fund - (i) 0.35% of the aggregate average daily net asset value of the Fund for assets in the Fund up to $35 million (ii) 0.40% of the aggregate average daily net asset value of the Fund for assets in the Fund over $35 million and up to $200 million and (iii) 0.50% of the aggregate average daily net asset value of the Fund for assets over $200 million; and Emerging Markets Fund - 0.40% of average daily total net assets.

D.	ADVISORS

The following replaces the Quant Long/Short Fund section under ADVISORS found on page 21 of the SAI:

Quant Long/Short Fund

Analytic Investors, LLC (“Analytic”), 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071, serves as the Advisor to the Long/Short Fund. Analytic is a subsidiary of Old Mutual plc, a multi-national financial services firm. Analytic had approximately $11.7 billion of assets under management as of September 30, 2007. Prior to January 2, 2008, SSgA Funds Management, Inc. (and its predecessor entity) had managed the Long/Short Fund since its inception.

E.	PORTFOLIO MANAGERS

The following replaces the Quant Long/Short Fund table under PORTFOLIO MANAGERS found on page 23 of the SAI:

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©2007 U.S. Boston Capital Corporation

Distributor of the Quant Funds, member FINRA, SIPC

Quant Long/Short Fund (as of September 30, 2007)

Portfolio Manager: Harindra de Silva	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	21	$4.81 billion	0	N/A
	Other Pooled Investment Vehicles	27	$2.39 billion	20	$1.59 billion
	Other Accounts	32	$4.21 billion	14	$2.05 billion
Portfolio Manager: Dennis Bein	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	20	$4.65 billion	0	N/A
	Other Pooled Investment Vehicles	27	$2.26 billion	19	$1.46 billion
	Other Accounts	33	$3.36 billion	13	$1.25 billion
Portfolio Manager: Steve Sapra	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	15	$4.17 billion	0	N/A
	Other Pooled Investment Vehicles	17	$1.38 billion	11	$668.4 million
	Other Accounts	28	$2.85 billion	8	$745.5 million

*	For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following replaces the Quant Long/Short Fund portion of the table

DOLLAR RANGE OF EQUITY SECURITIES OWNED table under PORTFOLIO MANAGERS found on page 24 of the SAI:

The following table shows the dollar range of shares of a Fund that were beneficially owned by the portfolio managers of the Long/Short Fund, as of December 31, 2007.

Quant Fund and Portfolio Manager	Dollar Range of Equity Securities Owned

Long/Short	$0 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$100,001 - $500,000	Over $500,000

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©2007 U.S. Boston Capital Corporation

Distributor of the Quant Funds, member FINRA, SIPC

All Portfolio Managers on Team (Analytic)*	None

* Team includes Harindra de Silva, Dennis Bein and Steve Sapra.

The following paragraph replaces the SSgA Compensation Structure and Method Used to Determine Compensation paragraph in its entirety under PORTFOLIO MANAGERS found on page 25 of the SAI:

Analytic Compensation Structure and Method Used to Determine Compensation: Analytic’s compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus. Bonus amounts are determined using the following factors: the overall success of Analytic in terms of profitability; the overall success of the department or team; and an individual’s contribution to the team, based on goals established during the performance period. Compensation based on investment strategy performance is not tied to individual account performance, but rather to each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account. Members of Analytic’s senior management team and investment management professionals may also have a deferred component to their total compensation (with a three-year vesting period) that is invested in Analytic’s investment products to tie the interests of the individual to the interests of Analytic and Analytic’s clients. Portfolio managers’ base salaries are typically reviewed on an annual basis determined by each portfolio manager’s anniversary date of employment. Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year.

F.	BOARD APPROVAL OF THE EXISTING MANAGER AND ADVISORY CONTRACTS

The following replaces the current BOARD APPROVAL OF THE EXISTING MANAGER AND ADVISORY CONTRACTS section on page 25 of the SAI:

The Board of Trustees, including at least a majority of the Non-Interested Trustees, is required under the 1940 Act to approve the Management and Advisory contracts on an annual basis. In this regard, the Management and Advisory contracts of the Funds are reviewed each year by the Board of Trustees to determine whether the contracts should be renewed for an additional one-year period. Renewal of the contracts requires the majority vote of the Board of Trustees, including a majority of the non-Interested Trustees. The Board of Trustees includes a majority of Non-Interested Trustees. The Management and Advisory contracts were last approved by the Board of Trustees at a meeting on April 24, 2007 in accordance with the requirements of the 1940 Act. Information on the Board of Trustees’ April 2007 approval of the existing Advisory Contracts was contained in the Funds’ semi-annual report dated September 30, 2007. Information about the Board of Trustees’ approval of the Long/Short Fund Advisory Contract and a detailed discussion of the Board of Trustees’ consideration of this agreement, approved at a meeting on November 27, 2007 in accordance with the requirements of the 1940 Act, will be contained in the Funds’ annual report to be dated March 31, 2008.

1102-00-0108

©2007 U.S. Boston Capital Corporation

Distributor of the Quant Funds, member FINRA, SIPC